Related party transactions - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2016	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Utilized	€ 4,191		€ 4,477
Trade receivables	18		36	€ 45
HMD Global Oy
Related party transactions
Strategic agreement period		10 years
Impairment loss on financial assets	€ 28
TD Tech Holding Limited
Related party transactions
Proportion of ownership interest in associate	51.00%
Nokia Unterstutzungsgesellschaft mbH
Related party transactions
Utilized	€ 37		37
Borrowings, interest rate	6.00%
Notice period	90 days
Key management personnel of entity or parent [member]
Related party transactions
Trade receivables	€ 0		€ 0	€ 0